Consolidated Statement of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	SFr (11,496,401)	SFr (24,409,474)	SFr (30,662,251)
Adjustments for:
Depreciation	72,713	122,784	97,600
Unrealized foreign currency exchange loss, net	211,214	776,165	99,091
Net interest expense	1,052,787	1,568,781	748,840
Loss on disposal of property and equipment	78,133	0	0
Share based payments	27,730	354,851	290,783
Transaction costs	520,125	1,026,766	0
Employee benefits	(37,491)	142,514	122,501
Revaluation gain derivative financial instruments	(1,350,071)	(3,372,186)	(291,048)
Income tax gain	162,177	(17,773)	(131,055)
Adjustments to reconcile profit (loss)	(10,759,084)	(23,807,572)	(29,725,539)
Changes in:
Other receivables	(18,390)	93,328	277,483
Prepayments	301,628	299,684	(771,551)
Trade and other payables	635,516	(637,177)	632,474
Accrued expenses	(3,391,834)	(224,028)	133,522
Net cash used in operating activities	(13,232,164)	(24,275,765)	(29,453,611)
Cash flows from investing activities
Purchase of property and equipment	0	(6,389)	(244,324)
Purchase of intangibles	(1,891,115)	(146,580)	0
Proceeds from disposals of property and equipment	68,160	0	0
Interest received	0	53,570	67,553
Net cash from / (used) in investing activities	(1,822,955)	(99,399)	(176,771)
Cash flows from financing activities
Share issuance costs	0	0	(1,862)
Proceeds from issue of loan with warrant	0	0	11,986,671
Proceeds from follow-on offering	17,447,499	13,039,066	0
Transaction costs	(2,006,577)	(1,548,281)	0
Repayment of loan	(9,272,328)	(2,087,076)	0
Interest paid	(435,993)	(1,182,369)	(546,170)
Net cash from financing activities	5,732,601	8,221,340	11,438,639
Net decrease in cash and cash equivalents	(9,322,518)	(16,153,824)	(18,191,743)
Cash and cash equivalents at beginning of the period	14,973,369	32,442,222	50,237,300
Net effect of currency translation on cash	(257,644)	(1,315,029)	396,665
Cash and cash equivalents at end of the period	SFr 5,393,207	SFr 14,973,369	SFr 32,442,222